Debt - Schedule of Company's Outstanding Short-Term Loans Payable (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Weighted average interest rates	7.50%
Short-term notes payable	$ 14,400	$ 3,756
Less: Unamortized debt issuance costs	(75)	(52)	$ (78)
Total short-term notes payable	$ 14,325	$ 3,704	5,097
Third Party Lender 1 [Member]
Debt Instrument [Line Items]
Weighted average interest rates		9.00%
Short-term notes payable		$ 0	5,175
Bank [Member]
Debt Instrument [Line Items]
Weighted average interest rates		6.50%
Short-term notes payable		$ 3,756	$ 0